Segmented and geographic information, and major customers	12 Months Ended
Dec. 31, 2025
Disclosure Of Entities Operating Segments [Abstract]
Segmented and geographic information, and major customers [Text Block]

28.  Segmented and geographic information, and major customers

a.  Segmented information

The Company's operations comprise of four reporting segments engaged in acquisition, exploration, development and exploration of mineral resource properties in Mexico and the United States. Management has determined the operating segments based on the reports reviewed by the chief operating decision makers that are used to make strategic decisions.

b.  Geographic information

All revenues from sales of concentrates for the years ended December 31, 2025 and 2024 were earned in Mexico and the United States. The following segmented information is presented as at December 31, 2025 and December 31, 2024, and for the years ended December 31, 2025 and 2024. The Cosalá Operations segment operates in Mexico while the Galena Complex and Relief Canyon segments operate in the United States.

	Cosalá Operations	Galena Complex	As at December 31, 2025 Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	As at December 31, 2024 Relief Canyon	Corporate and Other	Total

Cash and cash equivalents	$7,029	$1,990	$204	$120,560	$129,783	$6,576	$1,390	$35	$12,001	$20,002
Trade and other receivables	6,513	1,370	-	973	8,856	5,485	1,450	-	197	7,132
Inventories	8,052	2,513	103	-	10,668	7,976	2,625	103	-	10,704
Prepaid expenses	734	1,043	235	530	2,542	745	933	755	443	2,876
Derivative instruments	-	-	-	4,773	4,773	-	-	-	-	-
Restricted cash	153	53	4,510	-	4,716	135	53	4,339	-	4,527
Investment in Joint Ventures	-	2,843	-	-	2,843	-	-	-	-	-
Property, plant and equipment	61,449	165,587	20,420	1,359	248,815	48,123	74,935	23,686	655	147,399
Total assets	$83,930	$175,399	$25,472	$128,195	$412,996	$69,040	$81,386	$28,918	$13,296	$192,640

Trade and other payables	$14,289	$9,450	$3,894	$11,186	$38,819	$12,650	$8,689	$2,896	$13,098	$37,333
Derivative instruments	-	-	-	-	-	-	-	-	709	709
Pre-payment facility	-	-	-	-	-	-	2,000	-	-	2,000
Credit facility	7,440	-	-	-	7,440	9,490	-	-	-	9,490
Term loan facility	-	-	-	48,230	48,230	-	-	-	-	-
Other long-term liabilities	673	884	-	889	2,446	-	1,170	-	488	1,658
Metals contract liability	-	-	-	41,026	41,026	-	-	-	35,804	35,804
Silver contract liability	-	-	-	37,521	37,521	-	-	-	14,568	14,568
Convertible debenture	-	-	-	-	-	-	-	-	10,849	10,849
Royalty payable	-	-	-	2,753	2,753	-	-	-	2,762	2,762
Post-employment benefit obligations	-	2,131	-	-	2,131	-	3,892	-	-	3,892
Decommissioning provision	2,770	4,173	4,057	-	11,000	2,129	5,346	3,914	-	11,389
Deferred tax liabilities	13	-	-	-	13	48	-	-	-	48
Total liabilities	$25,185	$16,638	$7,951	$141,605	$191,379	$24,317	$21,097	$6,810	$78,278	$130,502

	Year ended December 31, 2025					Year ended December 31, 2024
	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total	Cosalá Operations	Galena Complex	Relief Canyon	Corporate and Other	Total

Revenue	$57,686	$60,248	$-	$-	$117,934	$54,111	$46,077	$-	$-	$100,188
Cost of sales	(38,524)	(46,339)	-	-	(84,863)	(42,554)	(40,186)	-	-	(82,740)
Depletion and amortization	(6,098)	(11,686)	(3,221)	(229)	(21,234)	(8,651)	(11,822)	(3,446)	(172)	(24,091)
Care and maintenance costs	-	(558)	(1,901)	-	(2,459)	-	(581)	(3,536)	-	(4,117)
Corporate general and administrative	-	-	-	(28,598)	(28,598)	-	-	-	(8,895)	(8,895)
Exploration costs	(3,088)	(2,857)	(121)	-	(6,066)	(2,754)	(3,107)	(110)	-	(5,971)
Accretion on decommissioning provision	(216)	(238)	(173)	-	(627)	(236)	(219)	(161)	-	(616)
Interest and financing income (expense)	(175)	(379)	171	(4,938)	(5,321)	(311)	(408)	54	(6,710)	(7,375)
Foreign exchange gain (loss)	(3,064)	-	-	1,290	(1,774)	1,072	-	-	(4,576)	(3,504)
Gain on disposal of assets	-	-	967	-	967	-	-	18	-	18
Impairment to property, plant and equipment	-	(10,400)	-	-	(10,400)	-	-	-	-	-
Loss on metals contract liability	-	-	-	(46,347)	(46,347)	-	-	-	(10,183)	(10,183)
Other gain (loss) on derivatives	-	-	-	6,316	6,316	-	-	-	(164)	(164)
Fair value loss on royalty payable	-	-	-	(351)	(351)	-	-	-	(875)	(875)
Income (loss) before income taxes	6,521	(12,209)	(4,278)	(72,857)	(82,823)	677	(10,246)	(7,181)	(31,575)	(48,325)
Income tax recovery (expense)	(4,900)	277	-	-	(4,623)	(1,131)	452	-	-	(679)
Net income (loss) for the year	$1,621	$(11,932)	$(4,278)	$(72,857)	$(87,446)	$(454)	$(9,794)	$(7,181)	$(31,575)	$(49,004)

c.  Major customers

For the year ended December 31, 2025, the Company sold concentrates and finished goods to three major customers accounting for 100% of consolidated revenue with 49% from Cosalá Operations and 51% from Galena Complex (2024: two major customers accounting for 91% of consolidated revenue with 45% from Cosalá Operations and 46% from Galena Complex).